Chase Growth Fund

May 13, 1998

Dear fellow Shareholder:

         I want to begin by extending a warm welcome to all our shareholders. We started the no-load, Chase Growth Fund on December 2, 1997 primarily to serve "family and friends" who did not meet our substantial minimums for separate account management. By the end of April, 84 shareholders had invested over $3,000,000 with us. We appreciate the trust each of you is placing in our management and we will be working very hard to deserve your continued confidence.

         We just celebrated our 40th anniversary at Chase Investment Counsel Corp. and we are the oldest independent investment counsel firm domiciled in Virginia. We manage $700 million for 65 clients in twenty states and we intend to continue serving a relatively small number of separate accounts of which the Chase Growth Fund is one. We have a number of advantages over many of the larger, better known funds. As a smaller fund we have much more flexibility in buying and selling securities without a significant market impact. The marketability of a stock is not "wagging the investment selection dog." Your fund is managed by our two senior portfolio managers, David Scott and myself who average 30 years experience through good and bad markets. As part of a new fund, shareholders are not buying into a portfolio which already has a substantial capital gain thus subjecting themselves to deferred taxes on gains they did not even enjoy.

         It seems to us that many of the large mutual fund organizations have de-emphasized professional investment management and become huge asset gathering organizations with little or no opportunity for even their larger investors to talk with an investment professional. We will be striving to serve Chase Growth Fund shareholders better and we welcome your suggestions.

         From December 2 through March 31 our fund enjoyed a total return including dividends of 14.32% compared with 13.95% for the Standard & Poor's 500 Composite Stock Price Index (S&P "500"). On average we were a little under 80% invested in equities, but by the end of March your fund was 99.3% invested in 42 stocks. Our heaviest industry concentrations were on Computer and Services, Drugs, Financial Services, Insurance and Retail. During the first quarter our best performing stocks were Ethan Allen +54.9%, American Bankers Insurance Group +40.4%, Microsoft +38.5%, Pfizer +33.7%, TJX Cos. +32.5% and Schering Plough +31.6%.

         We are in a very difficult market environment. Based on all historical norms, stocks are ahead of fundamentals. Valuation measurements such as Price to Earnings, Price to Book Value, and Price to Dividends (low yields) are near record high levels. For a couple of years, this has been a Supply/Demand and momentum driven market. As long as high levels of money flows (buying) continue to exceed selling and new stock offerings, prices should continue higher. While the general market still is in an uptrend, there are signs of topping. Indeed, the market would be healthier if it consolidated the abnormally rapid gains of the last few years and let corporate earnings and dividends catch up.

         Our investment process combines fundamental, quantitative and technical research. We seek good quality growing companies with above average earnings growth, strong balance sheets, and reasonable prices. Currently we are invested in stocks with relatively low betas (volatility) in our attempt to improve defensive  qualities.  We  believe  that the  stocks  of your  fund's  companies represent relatively outstanding investment values. In the table below, we compare the characteristics of our fund's stocks to the S&P "500". On average the Chase Growth Fund stocks have enjoyed more consistent, substantially higher 5 year earnings growth rates (22% vs. 15%), are significantly more profitable with a Return on Equity of 30% vs. 22%, and have stronger balance sheets with Debt to Total Capital of 18% vs. 33% for the S&P "500", yet sold at about the same price earnings multiple based on `98 estimated earnings.

                      CHASE GROWTH FUND STOCKS VS. S&P 500
                                 March 31, 1998

                                             Chase Growth
                                              Fund Stocks    S&P 500
                                             -----------     -------

           Last 5 Year Earnings Growth           22%           15%
           Return on Equity                      30%           22%
           Debt/Total Capital                    18%           33%
           Reinvestment Rate                     23%           13%
           Weighed Avg. Capitalization
             (Billions)                          40.5          64.3
           Price/Earnings Estimated '97          27.9          27.7
           Price/Earnings Estimated '98          25.0          25.3
           Weighed Avg. Beta (Volatility)        0.91          1.00


Source: Chase Investment Counsel. This information is based on certain assumptions and historical data and is not a prediction of future results for the Fund or companies held in the Fund's portfolio. S&P 500 earnings are based on reported figures after writeoffs.

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

         Although there can be no assurance that we will meet our objective, we believe that a long term (more than 10 years) average annual total return goal of 15% is possible. That goal is based on our many years of experience and the performance of our five largest separately managed portfolios during the last 24 years. Our goal is significantly above the long term market returns of 10 to 11%. An investment return of 15% means doubling in five years, quadrupling in ten, before taxes. We do not believe it is realistic for investors to expect more. The Bank Credit Analyst cited a survey earlier this year which indicated that U.S. mutual fund investors expect annual returns of 34% from stocks over the next several years, a rate more than 3X greater than the average long term return for U.S. equities. Such expectations suggest extreme investor euphoria. As an equity fund we expect to be 80 to 100% invested in equities. We will be working hard to find, analyze and invest in relatively attractive stocks. The officers and employees of Chase Investment Counsel Corp., many of whom are fellow shareholders, appreciate your confidence and we look forward to a long investment relationship together.

                                 TOP 10 HOLDINGS

             1.  Microsoft                   6.  American International Group
             2.  Schering Plough             7.  Genetech, Inc.
             3.  TJX Companies               8.  Albertsons, Inc.
             4.  Wal-Mart Stores             9.  Carnival Corp.
             5.  Herman Miller, Inc.         10. BMC Software


    /s/ Derwood S. Chase Jr.

    President, Chase Investment
    Counsel Corporation

                                Chase Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.26%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Apparel: 0.05%
          25         Jones Apparel Group, Inc.*..............................................              $ 1,377
                                                                                                           -------

                     Bio-Technology: 3.73%
       1,450         Genentech, Inc.*........................................................              102,134
                                                                                                           -------

                     Building: 4.68%
         752         Home Depot, Inc.........................................................               51,230
       2,100         Oakwood Homes Corp......................................................               76,912
                                                                                                           -------
                                                                                                           128,142
                                                                                                           -------
                     Computer and Services: 12.79%
       1,100         BMC Software, Inc.*.....................................................               92,228
       1,400         Computer Associates International.......................................               80,850
       1,325         Microsoft Corp.*........................................................              118,546
       1,400         Sun Microsystems, Inc.*.................................................               58,406
                                                                                                           -------
                                                                                                           350,030
                                                                                                           -------
                     Conglomerates: 3.78%
       1,800         Applied Power Inc. - Class A............................................               69,300
         900         Dover Corp..............................................................               34,200
                                                                                                           -------
                                                                                                           103,500
                                                                                                           -------
                     Containers: 2.87%
       1,200         Sealed Air Corp.*.......................................................               78,600
                                                                                                           -------

                     Drugs: 7.38%
         650         Bristol-Myers-Squibb Co.................................................               67,803
         200         Pfizer, Inc.............................................................               19,937
       1,400         Schering-Plough Corp....................................................              114,363
                                                                                                           -------
                                                                                                           202,103
                                                                                                           -------
                     Electrical Equipment: 1.89%
         600         General Electric Co.....................................................               51,713
                                                                                                           -------

                     Energy/Oil Service: 2.28%
         680         Diamond Offshore Drilling...............................................               30,855
         720         Tidewater, Inc..........................................................               31,545
                                                                                                           -------
                                                                                                            62,400
                                                                                                           -------
                     Finance/Banks: 3.60%
         725         Northern Trust Corp.....................................................               54,239
         650         State Street Corp.......................................................               44,241
                                                                                                           -------
                                                                                                            98,480
                                                                                                           -------

                                Chase Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Financial Services: 9.12%
       1,100         Federal National Mortgage Association...................................             $ 69,575
       1,200         SLM Holding Corp........................................................               52,350
         850         SunAmerica, Inc.........................................................               40,694
       1,450         Travelers Group, Inc....................................................               87,000
                                                                                                          --------
                                                                                                           249,619
                                                                                                          --------
                     Home Furnishings: 4.73%
       1,050         Ethan Allen Interiors Inc...............................................               62,737
       1,300         Leggett & Platt, Inc....................................................               66,869
                                                                                                          --------
                                                                                                           129,606
                                                                                                          --------
                     Household Product: 0.71%
         230         Proctor & Gamble Co.....................................................               19,406
                                                                                                          --------


                     Insurance - Life/Health: 5.83%
         550         Conseco, Inc............................................................               31,144
       1,065         Protective Life Corp....................................................               77,745
       1,100         Reliastar Financial Corp................................................               50,669
                                                                                                          --------
                                                                                                           159,558
                                                                                                          --------
                     Insurance - Property/Casualty: 4.72%
         350         American Bankers Insurance Group........................................               22,575
         847         American International Group, Inc.......................................              106,669
                                                                                                          --------
                                                                                                           129,244
                                                                                                          --------
                     Leisure Time: 3.44%
       1,350         Carnival Corp. - Class A................................................               94,162
                                                                                                          --------


                     Office Furniture: 3.92%
       3,200         Herman Miller, Inc......................................................              107,300
                                                                                                          --------


                     Retail: 5.96%
       1,200         Gap, Inc................................................................               54,000
       2,150         Wal-Mart Stores, Inc....................................................              109,247
                                                                                                          --------
                                                                                                           163,247
                                                                                                          --------
                     Retail (Specialty): 7.85%
       2,050         Pier 1 Imports, Inc.....................................................               55,606
       1,100         Ross Stores, Inc........................................................               48,572
       2,450         TJX Companies, Inc......................................................              110,863
                                                                                                          --------
                                                                                                           215,041
                                                                                                          --------

4

                                Chase Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Retail Drug Stores: 0.77%
         600         Walgreen Co.............................................................           $   21,113
                                                                                                        ----------

                     Retail - Grocers: 6.33%
       1,800         Albertson's, Inc........................................................               94,725
       1,700         Kroger Co.*.............................................................               78,519
                                                                                                        ----------
                                                                                                           173,244
                                                                                                        ----------
                     Service Companies: 2.83%
       1,800         CDI Corp.*..............................................................               77,512
                                                                                                        ----------

                     Total Common Stocks (cost $2,432,418)...................................            2,717,531
                                                                                                        ----------

Principal Amount     SHORT-TERM INVESTMENTS: 5.45%
-------------------------------------------------------------------------------------------------------------------
    $149,120         Star Treasury Fund, 4.95% (cost $149,120)...............................              149,120
                                                                                                        ----------

                     Total Investments in Securities (cost $2,581,538+): 104.71% ............            2,866,651
                     Liabilities in excess of Other Assets: (4.71)%..........................             (128,969)
                                                                                                        ----------
                     Total Net Assets: 100.0% ...............................................           $2,737,682
                                                                                                        ==========


*Non-incoming producing security.

+At March 31,  1998,  the cost of  securities  for Federal  tax  purposes  was the same as the basis for  financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................           $  310,299
                     Gross unrealized depreciation...........................................              (25,186)
                                                                                                        ----------
                           Net unrealized appreciation.......................................           $  285,113
                                                                                                        ==========

See Notes to Financial Statements.

                                Chase Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $2,581,538) (Note 2) .............          $ 2,866,651
      Receivables:
            Fund shares sold.................................................................               10,000
            Dividends and interest...........................................................                  931
            Due from Advisor.................................................................                4,615
      Prepaid expenses.......................................................................                4,023
                                                                                                       -----------
                  Total assets ..............................................................            2,886,220
                                                                                                       -----------


LIABILITIES
      Payables:
            Portfolio securities purchased...................................................              137,280
            Administration fee...............................................................                2,598
      Accrued expenses.......................................................................                8,660
                                                                                                       -----------
                  Total liabilities..........................................................              148,538
                                                                                                       -----------


NET ASSETS...................................................................................          $ 2,737,682
                                                                                                       ===========


      Net asset value, offering price and redemption price per share
            ($2,737,682/239,774 shares outstanding;
            unlimited number of shares (par value $.01) authorized) .........................               $11.42
                                                                                                            ======


SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $ 2,459,472
      Dividends in excess of net investment income...........................................                 (329)
      Accumulated net realized loss on investment transactions...............................               (6,574)
      Net unrealized appreciation of investments.............................................              285,113
                                                                                                       -----------
            Net assets ......................................................................          $ 2,737,682
                                                                                                       ===========

See Notes to Financial Statements.
6

                                Chase Growth Fund

STATEMENT OF OPERATIONS
For the Period December 2, 1997* through March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends........................................................................            $   2,648
            Interest.........................................................................                6,735
                                                                                                         ---------
                  Total income...............................................................                9,383
                                                                                                         ---------
      Expenses:
            Custodian and accounting fees....................................................                6,746
            Advisory fees (Note 3)...........................................................                5,506
            Administration fee (Note 3)......................................................                5,404
            Professional fees................................................................                4,850
            Transfer agent fees..............................................................                3,811
            Reports to shareholders..........................................................                1,978
            Other ...........................................................................                1,947
            Directors' fees..................................................................                1,892
            Registration fees................................................................                  291
                                                                                                         ---------
                  Total expenses.............................................................               32,425
                  Less: Advisory fee waiver and absorption (Note 3)..........................              (24,068)
                                                                                                         ---------
                  Net expenses...............................................................                8,357
                                                                                                         ---------
                        Net investment income ...............................................                1,026
                                                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized loss on security transactions.......................................               (6,574)
            Net change in unrealized appreciation of investments.............................              285,113
                                                                                                         ---------
                  Net realized and unrealized gain on investments............................              278,539
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................            $ 279,565
                                                                                                         =========

*Commencement of operations.

See Notes to Financial Statements.

                                Chase Growth Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                             December 2, 1997*
                                                                                                  through
                                                                                              March 31, 1998
-------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income......................................................................      $    1,026
Net realized loss on security transactions.................................................          (6,574)
Net change in unrealized appreciation of investments.......................................         285,113
                                                                                                 ----------
      Net increase in net assets resulting from operations ................................         279,565
                                                                                                 ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................................          (1,355)
                                                                                                 ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions (a).....................       2,434,472
                                                                                                 ----------
      Total increase in net assets ........................................................       2,737,682

NET ASSETS
Beginning of period........................................................................          25,000
                                                                                                 ----------
End of period (including dividends in excess of net investment income of $329).............      $2,737,682
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:

                                                                                            December 2, 1997*
                                                                                                 through
                                                                                             March 31, 1998
                                                                                       ----------------------------

                                                                                          Shares         Value
                                                                                          -------      ----------
      Shares sold.................................................................        241,530       2,477,117
      Shares issued on reinvestments of distributions.............................            134           1,355
      Shares redeemed.............................................................         (1,890)        (19,000)
                                                                                          -------      ----------
      Net increase................................................................        239,774      $2,459,472
                                                                                          =======      ==========

*Commencement of operations.

See Notes to Financial Statements.
8

                                Chase Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Operating Performance (Unaudited)
(For a share outstanding throughout the period)
-------------------------------------------------------------------------------------------------------------------
                                                                                                  December 2, 1997*
                                                                                                       through
                                                                                                   March 31, 1998
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................            $10.00
                                                                                                       ------
Income from investment operations:
      Net investment income................................................................               .01
      Net realized and unrealized gain on investments......................................              1.42
                                                                                                       ------
Total from investment operations...........................................................              1.43
                                                                                                       ------

Less distributions:
      From net investment income...........................................................              (.01)
                                                                                                       ------

Net asset value, end of period.............................................................            $11.42
                                                                                                       ======

Total Return ..............................................................................             14.32%**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................            $2,738

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              5.71%+
      After expense reimbursement..........................................................              1.48%+

Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement.........................................................             (4.06%)+
      After expense reimbursement..........................................................              0.18%+

Portfolio turnover rate....................................................................              8.90%

Average commission rate paid per share.....................................................            $.0839

*Commencement of operations.

**Not Annualized.

+Annualized.

See Notes to Financial Statements.

                                Chase Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Chase Growth Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on December 2, 1997. The Fund's objective is growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended March 31, 1998, Chase  Investment  Counsel Corp. (the
"Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.48% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by
10

                                Chase Growth Fund

--------------------------------------------------------------------------------

the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. At this time, the Advisor intends to continue to reduce fees payable to it by the Fund or to pay Fund operating expenses such that the Total Fund Operating Expense Ratio will not rise above 1.48% of average net assets annually. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended March 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $24,068; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,567,972 and $129,130, respectively.

                                     Advisor

                         Chase Investment Counsel Corp.
                          300 Preston Avenue, Suite 403
                      Charlottesville, Virginia 22902-5091

                                    ========
                                    --------

                                   Distributor

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018

                                    ========
                                    --------

                                    Custodian

                                 Star Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202

                                    ========
                                    --------

                                 Transfer Agent

                             American Data Services
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    ========
                                    --------

                                  Legal Counsel

                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104




                                     CHASE
                                     GROWTH
                                      FUND




                                  Semi-Annual
                                     Report
                              dated March 31, 1998

                               -----------------

                         Chase Investment Counsel Corp.
                               300 Preston Avenue
                                   Suite 403
                      Charlottesville, Virginia 22902-5091

                             Advisor: 804-293-9104
                      Shareholder Servicing: 888-861-7556

            ROCKHAVEN ASSET MANAGEMENT

            The Risk Managers


            THE ROCKHAVEN FUND


            THE ROCKHAVEN PREMIER
            DIVIDEND FUND






            Semi-Annual Report

            For the period ended March 31, 1998

Dear Investor:

This is the first shareholder letter we've written since the Funds' inception in November 1997, so we want to start with a simple thank you. We realize that you have literally thousands of mutual funds from which to choose to invest your hard-earned savings. We appreciate the confidence you have shown in us by becoming fellow shareholders (all of the Rockhaven employees have a significant portion of their net worth invested in the Funds), and we will continue to work hard to justify your confidence. Again, thanks.

Our goal is to offer investors total returns which are competitive with the S&P 500 over the long run, with less downside risk, and a yield significantly greater than the S&P 500 yield. Risk control is foremost in our investment process. In order to attempt to achieve our goals, we manage by the following guidelines.

-- No market timing . . . we are always fully invested.
-- No sector betting . . . we are sector neutral to the S&P 500.
-- Focus purely on security selection.

Performance
-----------

       Period                                   Quarter
11/3/97 - 3/31/98       Inception Date     1/1/98 - 3/31/98     Since Inception

Rockhaven Fund              11/3/97            11.33%               14.66%

Rockhaven Premier
   Dividend Fund            11/3/97            10.41%               11.58%

Lipper Equity
   Income Average                               8.80%               14.23%

S&P 500 Index                                  13.95%               18.12%

Dow Jones
   Industrial Average                          11.74%               15.63%

"Beware of he who uses statistics as a drunken man uses lamp posts . . . for support rather than illumination."
                                                                   --Andrew Lang

Other than baseball, investment management is one of the few professions where your performance lends itself to daily analysis, praise, and criticism. You have to be humble and have a thick skin to last in either profession.

At Rockhaven, we try to use performance analysis for illumination, not just support. Our first rule is KISS - Keep It Simple Stupid. Our second rule is that investors should strive for the highest possible return at the lower level of risk. The magic word is "risk", and the $64,000 question is how should you measure it?

Before we address risk, let's first look at the return portion of the equation. From the Funds' inception on November 3, 1997 through March 31, 1998, the Rockhaven Fund was up 14.66% and the Premier Dividend Fund was up 11.58%. On an absolute basis, this looks pretty impressive for only five months. But when compared to the S&P 500's meteoric rise of 18.12%, it is pretty ho-hum.

Now let's look at the risk side of the puzzle. Risk is often measured statistically as beta or standard deviation, which are simply measures of volatility. Therefore, beta and standard deviation measure risk on both the upside and downside. While this is not a bad place to start, I have yet to meet the investor who is upset that our upside volatility is greater than the market. What investors are concerned with is downside volatility . . . more commonly known as "loss".

In contrast, our view is that the best measure of risk is how we perform versus a risk-free investment, such as a Treasury bill, when the market corrects. In other words, how much downside risk are our Funds taking. The table below highlights every correction in the S&P 500 over the last five months that was greater than 2%. As you can readily see, both our Funds outperformed the S&P 500 during all four corrections, and on average, our Funds had only 75% of the S&P 500's underperformance. We realize that five months is a short time frame, but for these Funds, it's all we have to work with.

In summary, we believe we are off to a good start--not a great start--but when factoring in risk, it's a good start.

                      Downside Performance (Corrections 2%)
                            The Rockhaven Fund (RF) &
                   The Rockhaven Premier Dividend Fund (RPDF)
                                Vs. S&P 500 (SPX)

                    Total                 Total                 Total
                   Return   Underperf.   Return   Underperf.   Return   Underperf.   T-Bill
                     RF     vs. T-Bill    RPDF    vs. T-Bill     SPX    vs. T-Bill   Return
--------------------------------------------------------------------------------------------

11/5/97-11/12/97   -3.23%     -3.33%     -3.62%     -3.72%     -3.84%     -3.94%     0.095%
12/5/97-12/26/97   -3.25%     -3.54%     -3.23%     -3.52%     -4.75%     -5.04%     0.287%
1/5/98-1/9/98      -4.24%     -4.31%     -4.04%     -4.11%     -5.02%     -5.09%     0.066%
1/20/98-1/26/98    -1.17%     -1.25%     -0.98%     -1.06%     -2.20%     -2.28%     0.084%
Total underperf.             -12.42%               -12.40%               -16.34%
Total periods                     4                     4                     4
Avg. underperf.               -3.11%                -3.10%                -4.09%

The performance data represents past performance and is not indicative of future results. Investment returns and principal values will fluctuate so that investors' shares, when redeemed, may be worth more or less than original cost.

Market Commentary
-----------------

"When everyone is insane, `tis folly to be wise."
                                                                   --Shakespeare

In Graham & Dodd's 1934 edition of Security Analysis, they had the following comments on the "new era" thinking that was prevalent in 1929:

      "Under New Era thinking, the investment process to consist of merely finding prominent companies with a rising trend of earnings, and then buying the shares regardless of price. Hence the sound policy was to buy only what everyone else was buying - a select list of highly popular and exceedingly expensive issues - the blue chips. The original idea of searching for undervalued and neglected issues has dropped out of sight. Investment trusts can boast that their portfolios consist exclusively of the most popular and highly priced stocks. And with but slight exaggeration, it might be asserted that under this convenient technique of investment, the affairs of funds can be administered by the intelligence training, and labors of a single $30-a-week clerk."

We continue to be amazed at the sheer strength of this bull market, and we continue to be fully invested and scared to death. During the first quarter, the consumer seemed to be the main driver. Given rising real disposable personal income, a lower debt burden, and high levels of confidence stemming from full employment and the wealth effect (both stocks and real estate) the consumer is king. Our best performing stocks in the quarter reflect that theme: Sears, BancOne, Ford, McDonalds, and J.C. Penney.

On the other hand, the slow down in Asia has sapped many a tech stock and the entire energy industry. Giving us our list of biggest losers in the quarter:
Adaptec, Motorola, Philip Morris, Diamond Offshore, and Parker Drilling.

The market continues to be supported by low inflation and interest rates, stable earnings, and massive liquidity. The weakest leg in this trio is earnings. While the Asian contagion has caused analysts to significantly lower their estimates for the first quarter, many of them believe that earnings growth will bounce back strongly in the second half. This is clearly the market's weakest link. If earnings don't bounce back, we could be in for a tough fall, but until then, the biggest risk is not participating.


/s/ Chris Wiles

Chris Wiles
President, Rockhaven Asset Management

                               The Rockhaven Rund

SCHEDULE OF INVESTMENTS at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                  COMMON STOCKS &
      Shares      CONVERTIBLE SECURITIES: 92.64%                 Market Value
--------------------------------------------------------------------------------
                  Aerospace: 1.06%
        350       B.F. Goodrich Co..............................     $ 17,872
                                                                     --------

                  Basic Materials: 4.03%
        800       Allegheny Teledyne Inc........................       22,250
        550       IMC Global, CONV PRD 6.25%....................       20,900
        800       Royal Group Technologies,
                  CONV PRD 6.875%...............................       24,800
                                                                     --------
                                                                       67,950
                                                                     --------
                  Classified Goods/Diversified: 7.55%
        500       Emerson Electric Co...........................       32,594
        700       Fluor Corp....................................       34,825
        300       General Electric Co...........................       25,856
        500       PPG Industries, Inc...........................       33,969
                                                                     --------
                                                                      127,244
                                                                     --------
                  Consumer Cyclical: 4.09%
        550       Ford Motor Co.................................       35,647
      1,250       Tupperware Corp...............................       33,281
                                                                     --------
                                                                       68,928
                                                                     --------
                  Energy: 7.56%
        250       British Petroleum Co. plc, ADR................       21,515
     20,000       Diamond Offshore Drilling Inc.,
                  CONV BOND 3.75%, due 2/15/2007................       25,350
        350       Exxon Corp....................................       23,669
        700       Shell Transport & Trading, ADR................       30,975
        425       Tosco Corp., CONV PRD 5.75%...................       25,925
                                                                     --------
                                                                      127,434
                                                                     --------
                  Finance: 15.32%
        730       Banc One Corp.................................       46,173
        300       Bankers Trust NY Corp.........................       36,094
        250       J.P. Morgan & Co., Inc........................       33,578
        900       National Australia Bank Ltd.,
                  CONV PRD 7.875%...............................       26,100
        300       NationsBank (JP), CONV PRD 7.25%..............       37,688

                               The Rockhaven Rund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Finance, continued
      1,900       Pacific Century Financial Corp................     $ 45,243
        500       Wilmington Trust Corp.........................       33,281
                                                                     --------
                                                                      258,157
                                                                     --------

                  Health Care: 10.69%
        400       American Home Products........................       38,150
        700       Baxter International Inc......................       38,588
        375       Johnson & Johnson.............................       27,491
        250       Merck & Co., Inc..............................       32,094
      1,000       Pharmacia & Upjohn, Inc.......................       43,750
                                                                     --------
                                                                      180,073
                                                                     --------

                  Retailing: 5.09%
        450       J.C. Penney Company, Inc......................       34,059
        900       Sears, Roebuck & Co...........................       51,694
                                                                     --------
                                                                       85,753
                                                                     --------

                  Services: 5.77%
        550       McDonald's Corporation........................       33,000
      1,550       Readers Digest, CONV PRD 8.25%................       41,172
        900       Sysco Corporation.............................       23,063
                                                                     --------
                                                                       97,234
                                                                     --------

                  Staples: 8.23%
        900       DIMON Inc., CONV PRD 8.50%....................       15,750
        900       DIMON Inc.....................................       15,019
        700       Dole Food Co., Inc. CONV PRD 7.00%............       31,675
        300       General Mills, Inc............................       22,800
        450       H.J. Heinz Company............................       26,269
        650       Philip Morris Companies.......................       27,097
                                                                     --------
                                                                      138,610
                                                                     --------

                  Technology: 15.76%
     23,000       Adaptec Inc., CONV BOND 4.75%,
                  due 2/1/2004..................................       19,148
        700       Adaptec, Inc.*................................       13,759
        650       AMP Incorporated..............................       28,478
        350       Hewlett-Packard Company.......................       22,181

                               The Rockhaven Rund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Technology, continued
     30,000       Kent Electronics Corp.,
                  CONV BOND 4.50%, due 9/1/2004.................   $   25,087
        600       Kent Electronics Corp.*.......................       12,638
        650       Microsoft Corporation,
                  CONV PRD $2.196...............................       60,166
        600       Motorola, Inc.................................       36,375
        450       Pitney Bowes, Inc.............................       22,584
     25,000       Xilinx Inc., CONV BOND 5.25%,
                  due 11/1/2202.................................       25,063
                                                                   ----------
                                                                      265,479
                                                                   ----------
                  Transportation: 1.00%
        300       Union Pacific Corp............................       16,856
                                                                   ----------

                  Utility: 6.48%
        650       MCN Energy Group, Inc.,
                  CONV PRD 8.75%................................       21,206
        750       Pacific Enterprises...........................       30,609
        450       Cincinnati Bell CONV PRD 6.25%................       30,038
        500       U.S. West Communications......................       27,375
                                                                   ----------
                                                                      109,228
                                                                   ----------

                  Total Common Stocks and Convertible
                  Securities (cost $1,465,833)..................    1,560,818
                                                                   ----------

Principal Amount  SHORT-TERM INVESTMENTS: 9.84%
--------------------------------------------------------------------------------
   $165,709       Star Treasury Fund, 4.99%.....................      165,709
                                                                   ----------

                  Total Investments in Securities
                     (cost $1,631,542+):102.48% ................    1,726,527
                  Liabilities less Other Assets: (2.48%)........      (41,746)
                                                                   ----------
                  Total Net Assets: 100.0% .....................   $1,684,781
                                                                   ==========

*Non-income producing security.

                               The Rockhaven Rund

--------------------------------------------------------------------------------
                                                                 Market Value
--------------------------------------------------------------------------------


+At March 31, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                  Gross unrealized appreciation.................    $ 103,881
                  Gross unrealized depreciation.................       (8,896)
                                                                    ---------
                      Net unrealized appreciation...............    $  94,985
                                                                    =========

See Notes to Financial Statements.

                               The Rockhaven Rund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $1,631,542) ...........................     $1,726,527
   Receivables:
      Fund shares sold........................................         11,363
      Dividends and interest..................................          3,199
      Due from Advisor........................................          8,061
      Subscriptions...........................................        100,000
   Prepaid expenses...........................................         13,946
                                                                   ----------
         Total assets ........................................      1,863,096
                                                                   ----------


LIABILITIES
   Payables:
      Administration fee......................................          2,548
      Dividends...............................................          1,032
      Securities purchased....................................        162,445
   Accrued expenses...........................................         12,290
                                                                   ----------
         Total liabilities....................................        178,315
                                                                   ----------


NET ASSETS....................................................     $1,684,781
                                                                   ==========


   Net asset value, offering and redemption
      price per share  ($1,684,781/147,693 shares
      outstanding; unlimited number of shares
      (par value $.01) authorized)............................         $11.41
                                                                       ======


COMPONENTS OF NET ASSETS
   Paid-in capital ...........................................     $1,590,365
   Dividends in excess of net investment income...............            (38)
   Accumulated net realized loss on investments...............           (531)
   Net unrealized appreciation on investments.................         94,985
                                                                   ----------
      Net assets .............................................     $1,684,781
                                                                   ==========

See Notes to Financial Statements.

                               The Rockhaven Rund

STATEMENT OF OPERATIONS
For the Period from November 3, 1997* through March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...............................................       $  7,660
      Interest................................................          1,562
                                                                     --------
         Total income.........................................          9,222
                                                                     --------

   Expenses
      Advisory fees (Note 3)..................................          2,048
      Administration fee (Note 3).............................         12,082
      12b-1 expense...........................................            683
      Custodian and accounting fees...........................          8,539
      Transfer agent fees.....................................          5,236
      Professionals' fees.....................................          6,042
      Trustees' fees..........................................          2,396
      Registration fees.......................................          2,865
      Reports to shareholders.................................          2,820
      Other expenses..........................................          2,115
                                                                     --------
         Total expenses.......................................         44,826
         Less, Advisory fee waiver and
         absorption (Note 3)..................................        (40,730)
         Net expenses.........................................          4,096
                                                                     --------
            Net investment income ............................          5,126
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      Net realized loss from security transactions............           (531)
      Net change in unrealized appreciation
        on investments........................................         94,985
                                                                     --------
         Net realized and unrealized gain
           on investments.....................................         94,454
                                                                     --------
            Net Increase in Net Assets Resulting
              from Operations ................................       $ 99,580
                                                                     ========

*Commencement of operations.

See Notes to Financial Statements.

                               The Rockhaven Rund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                    through
                                                                March 31, 1998
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.........................................     $    5,126
Net realized loss from security transactions..................           (531)
Net change in unrealized appreciation of securities...........         94,985
                                                                   ----------
   Net increase in net assets resulting
     from operations .........................................         99,580

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................         (5,163)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
  in outstanding shares (a)...................................      1,590,364
                                                                   ----------
   Total increase in net assets ..............................      1,684,781

NET ASSETS
Beginning of period...........................................            -0-
                                                                   ----------
End of period (including dividends in excess of net
  investment income of $38)...................................     $1,684,781
                                                                   ==========

(a) A summary of capital share transactions is as follows:

                                                          November 3, 1997*
                                                               through
                                                           March 31, 1998
                                                       ----------------------
                                                        Shares        Value
                                                       ----------------------
      Shares sold................................      147,296     $1,586,032
      Shares issued in reinvestment
        of distributions.........................          397          4,332
      Shares redeemed............................           (0)            (0)
                                                       ----------------------
      Net increase...............................      147,693     $1,590,364
                                                       ======================

*Commencement of operations.

See Notes to Financial Statements.

                               The Rockhaven Rund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------
                                                              November 3, 1997*
                                                                   through
                                                               March 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period........................       $ 10.00
Income from investment operations:
   Net investment income....................................          0.08
   Net realized and unrealized gain on investments..........          1.38
                                                                   -------
Total from investment operations............................          1.46
                                                                   -------

Less distributions:
   Dividends from net investment income.....................         (0.05)
                                                                   -------

Net asset value, end of period..............................       $ 11.41
                                                                   =======

Total return ...............................................         14.66%+

Ratios/supplemental data:
Net assets, end of period (thousands).......................       $ 1,864

Ratio of expenses to average net assets:
   Before expense reimbursement.............................         16.03%++
   After expense reimbursement..............................          1.47%++

Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement.............................        (12.73%)++
   After expense reimbursement..............................          1.83%++

Portfolio turnover rate.....................................         26.17%

Average commission rate paid per share......................       $0.0600

*Commencement of operations.

+Not annualized.

++Annualized.

See Notes to Financial Statements.

                       The Rockhaven Premier Dividend Rund

SCHEDULE OF INVESTMENTS at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                  COMMON STOCKS &
      Shares      CONVERTIBLE SECURITIES: 98.35%                 Market Value
--------------------------------------------------------------------------------
                  Aerospace: 1.63%
        300       B.F. Goodrich Co..............................     $ 15,319
                                                                     --------

                  Basic Materials: 4.55%
        550       IMC Global, CONV PRD 6.25%....................       20,900
        700       Royal Group Technologies,
                  CONV PRD 6.875%...............................       21,700
                                                                     --------
                                                                       42,600
                                                                     --------
                  Classified Goods/Diversified: 8.51%
        550       Fluor Corp....................................       27,362
      1,000       Ingersoll-Rand Company,
                  CONV PRD 6.75%................................       25,188
        400       PPG Industries, Inc...........................       27,175
                                                                     --------
                                                                       79,725
                                                                     --------
                  Consumer Cyclical: 4.41%
        350       Ford Motor Co.................................       22,684
        700       Tupperware Corp...............................       18,638
                                                                     --------
                                                                       41,322
                                                                     --------
                  Energy: 8.28%
        200       British Petroleum Co. plc, ADR................       17,212
        600       Shell Transport & Trading, ADR................       26,550
        250       Tosco Corp., CONV PRD 5.75%...................       15,250
        350       Unocal Corporation, CONV PRD 6.25%............       18,594
                                                                     --------
                                                                       77,606
                                                                     --------
                  Finance: 16.01%
        225       Bankers Trust NY Corp.........................       27,070
        300       Frontier Insurance Group,
                  CONV PRD 6.25%................................       19,313
        900       National Australia Bank Ltd.,
                  CONV PRD 7.875%...............................       26,100
        200       NationsBank (JP), CONV PRD 7.25%..............       25,125
      1,200       Pacific Century Financial Corp................       28,575
        850       TrustCo Bank Corp. N.Y........................       23,853
                                                                     --------
                                                                      150,036
                                                                     --------

                       The Rockhaven Premier Dividend Rund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------
                  Health Care: 12.10%
     20,000       ALZA Corporation, CONV BOND
                  5.00%, due 5/1/2006...........................     $ 26,225
        300       American Home Products........................       28,613
        200       Merck & Co., Inc..............................       25,675
        750       Pharmacia & Upjohn, Inc.......................       32,812
                                                                     --------
                                                                      113,325
                                                                     --------

                  Retailing: 5.18%
        300       J.C. Penney Company, Inc......................       22,706
        450       Sears, Roebuck & Co...........................       25,847
                                                                     --------
                                                                       48,553
                                                                     --------

                  Services: 5.92%
      1,100       Readers Digest, CONV PRD 8.25%................       29,219
        500       Wendy's International,
                  CONV PRD 5.00%................................       26,281
                                                                     --------
                                                                       55,500
                                                                     --------

                  Staples: 9.83%
      1,650       DIMON Inc., CONV PRD 8.50%....................       28,875
        550       Dole Food Co., Inc. CONV PRD 7.00%............       24,887
        300       H.J. Heinz Company............................       17,513
        500       Philip Morris Companies.......................       20,844
                                                                     --------
                                                                       92,119
                                                                     --------

                  Technology: 14.33%
        350       Adaptec, Inc.*................................        6,880
      1,200       Adaptec Inc., CONV BOND 4.75%,
                  due 2/1/2004..................................        9,990
     20,000       Data General Corporation,
                  CONV BOND 6.00%, due 5/15/2004................       19,550
     30,000       Kent Electronics Corp.,
                  CONV BOND 4.50%, due 9/1/2004.................       25,088
        325       Microsoft Corporation, CONV PRD...............       30,083
        450       Pitney Bowes, Inc.............................       22,584
     20,000       Xilinx Inc., CONV BOND 5.25%,
                  due 11/1/2202.................................       20,050
                                                                     --------
                                                                      134,225
                                                                     --------

                       The Rockhaven Premier Dividend Rund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Transportation: 1.20%
        200       Union Pacific Corp............................    $  11,238
                                                                    ---------

                  Utility: 6.39%
        550       MCN Energy Group, Inc.,
                  CONV PRD 8.75%................................       17,943
        300       Cincinnati Bell CONV PRD 6.25%................       20,025
        400       U.S. West Communications......................       21,900
                                                                    ---------
                                                                       59,868
                                                                    ---------

                  Total Common Stocks and Convertible
                  Securities (cost $846,480+)...................      921,436
                                                                    ---------

Principal Amount  SHORT-TERM INVESTMENTS: 0.41%
--------------------------------------------------------------------------------
     $3,842       Star Treasury Fund, 4.99%.....................        3,842
                                                                    ---------

                  Total Investments in Securities
                     (cost $850,323):98.76% ....................      925,278
                  Other Assets less Liabilities: 1.24%..........       11,664
                                                                    ---------
                  Total Net Assets: 100.0% .....................    $ 936,942
                                                                    =========

*Non-income producing security.

+At March 31, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                  Gross unrealized appreciation.................    $  89,469
                  Gross unrealized depreciation.................      (14,514)
                                                                    ---------
                      Net unrealized appreciation...............    $  74,955
                                                                    =========

See Notes to Financial Statements.

                       The Rockhaven Premier Dividend Rund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $850,323) .............................     $  925,278
   Receivables:
      Fund shares sold........................................         11,363
      Dividends and interest..................................          4,112
      Due from Advisor........................................          8,149
   Suspense ..................................................           (494)
   Prepaid expenses...........................................         14,091
                                                                   ----------
         Total assets ........................................        962,499
                                                                   ----------


LIABILITIES
   Payables:
      Administration fee......................................          2,548
      Securities purchased....................................         10,887
   Accrued expenses...........................................         12,122
                                                                   ----------
         Total liabilities....................................         25,557
                                                                   ----------


NET ASSETS....................................................     $  936,942
                                                                   ==========


   Net asset value, offering and redemption
      price per share ($936,942/84,744 shares
      outstanding; unlimited number of shares
      (par value $.01) authorized)............................         $11.06
                                                                   ==========


COMPONENTS OF NET ASSETS
   Paid-in capital ...........................................     $  856,583
   Dividends in excess of net investment income...............            (40)
   Accumulated net realized gain on investments...............          5,444
   Net unrealized appreciation on investments.................         74,955
                                                                   ----------
      Net assets .............................................     $  936,942
                                                                   ==========

See Notes to Financial Statements.

                       The Rockhaven Premier Dividend Rund

STATEMENT OF OPERATIONS
For the Period from November 3, 1997* through March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...............................................       $  9,982
      Interest................................................          2,060
                                                                     --------
         Total income.........................................         12,042
                                                                     --------

   Expenses
      Advisory fees (Note 3)..................................          2,243
      Administration fee (Note 3).............................         12,082
      12b-1 expense...........................................            748
      Custodian and accounting fees...........................          8,539
      Transfer agent fees.....................................          5,236
      Professionals' fees.....................................          6,042
      Trustees' fees..........................................          2,396
      Registration fees.......................................          2,865
      Reports to shareholders.................................          2,819
      Other expenses..........................................          2,165
                                                                     --------
         Total expenses.......................................         45,135
         Less, Advisory fee waiver and
         absorption (Note 3)..................................        (40,649)
                                                                     --------
         Net expenses.........................................          4,486
                                                                     --------
            Net investment income ............................          7,556
                                                                     --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions............          5,444
      Net change in unrealized appreciation
        on investments........................................         74,955
                                                                     --------
         Net realized and unrealized gain
           on investments.....................................         80,399
                                                                     --------
            Net Increase in Net Assets Resulting
              from Operations ................................       $ 87,955
                                                                     ========

*Commencement of operations.

See Notes to Financial Statements.

                       The Rockhaven Premier Dividend Rund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                    through
                                                                March 31, 1998
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.........................................      $   7,556
Net realized gain from security transactions..................          5,444
Net change in unrealized appreciation of securities...........         74,955
                                                                    ---------
   Net increase in net assets resulting
     from operations .........................................         87,955
                                                                    ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................         (7,596)
                                                                    ---------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
  in outstanding shares (a)...................................        856,583
                                                                    ---------
   Total increase in net assets ..............................        936,942

NET ASSETS
Beginning of period...........................................            -0-
                                                                    ---------
End of period (including dividends in excess of net
   investment income of $40)..................................      $ 936,942
                                                                    =========

(a) A summary of capital share transactions is as follows:

                                                          November 3, 1997*
                                                              through
                                                           March 31, 1998
                                                      -----------------------
                                                        Shares        Value
                                                      -----------------------
      Shares sold................................       84,038      $ 849,048
      Shares issued in reinvestment
        of distributions.........................          712          7,596
      Shares redeemed............................           (6)           (61)
                                                      -----------------------
      Net increase...............................       84,744      $ 856,583
                                                      =======================

*Commencement of operations.

See Notes to Financial Statements.

                       The Rockhaven Premier Dividend Rund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------
                                                              November 3, 1997*
                                                                   through
                                                               March 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period........................       $ 10.00
Income from investment operations:
   Net investment income....................................          0.11
   Net realized and unrealized gain on investments..........          1.04
                                                                   -------
Total from investment operations............................          1.15
                                                                   -------

Less distributions:
   Dividends from net investment income.....................         (0.09)
                                                                   -------

Net asset value, end of period..............................       $ 11.06
                                                                   =======

Total return ...............................................         11.58%+

Ratios/supplemental data:
Net assets, end of period (thousands).......................       $   963

Ratio of expenses to average net assets:
   Before expense reimbursement.............................         14.86%++
   After expense reimbursement..............................          1.48%++

Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement.............................        (10.90%)++
   After expense reimbursement..............................          2.49%++

Portfolio turnover rate.....................................         54.26%

Average commission rate paid per share......................       $0.0600

*Commencement of operations.

+Not annualized.

++Annualized.

See Notes to Financial Statements.

                               The Rockhaven Fund
                       The Rockhaven Premier Dividend Rund

NOTES TO FINANCIAL STATEMENTS at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Rockhaven Fund and Rockhaven Premier Dividend Fund (the "Funds") are a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Rockhaven Fund's primary investment objective is obtaining above average current income together with capital appreciation. The Rockhaven Premier Dividend Fund's primary investment objective is obtaining high current income and its secondary objective is seeking capital appreciation. The Funds' attempt to achieve their objectives by investing in a diversified portfolio of equity securities. The Funds began operations on November 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

   A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the mean between the last bid and ask prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest

                               The Rockhaven Fund
                       The Rockhaven Premier Dividend Rund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

         income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

   D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY
            TRANSACTIONS

      For the period ended March 31, 1998, Rockhaven Asset Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee from each Fund at the annual rate of 0.75% based upon the average daily net assets of each Fund.

      The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.5% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by a Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the

                               The Rockhaven Fund
                       The Rockhaven Premier Dividend Rund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

reimbursement is made. Such reimbursement may be paid prior to a Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended March 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $40,730 for The Rockhaven Fund and $40,649 for The Rockhaven Premier Dividend Fund; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews each Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of net assets, subject to a $30,000 minimum, from each Fund.

      First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds may pay a fee to the Advisor, acting as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the period ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Fund, were $1,640,055 and $173,374, respectively.

      For the period ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for The Rockhaven Premier Dividend Fund, were $1,178,574 and $337,377, respectively.

          Advisor
          Rockhaven Asset Management, LLC
          100 First Avenue, Suite 1050
          Pittsburgh, PA 15222
          www.rockhaven.com


          Distributor
          First Fund Distributors, Inc.
          4455 East Camelback Road, Suite 261E
          Phoenix, AZ 85018


          Custodian
          Star Bank, N.A.
          425 Walnut Street
          Cincinnati, OH 45202


          Transfer Agent
          American Data Services, Inc.
          150 Motor Parkway, Suite 109
          Hauppauge, NY 11788
          888-263-6452


          Legal Counsel
          Paul, Hastings, Janofsky & Walker LLP
          345 California Street, 29th Floor
          San Francisco, CA 94104




This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.